Warrants (Tables)	9 Months Ended
Sep. 30, 2023
Warrants
Schedule of warrants issued with financing

Type	Number	Exercise Price	Expiry Date
Pre-Funded Warrants	3,692,276	$0.001	Unlimited
Tradeable Warrants	4,102,200	$2.22*	February 2027
Investor Warrants	3,603,604	$2.22	March 2027
April Warrants	9,725,690	$3.76	April 2027
May Pre-Funded Warrants	3,502,381	$0.001	Unlimited
May Investor Warrants	11,904,762	$0.59	November 2028

*	The Tradeable Warrants had an initial exercise price of $4.25, subject to adjustment. Upon the closing of the Company's private placement on March 14, 2022, the exercise price of the Tradeable Warrants was reduced to $2.22, in accordance with the terms thereof.

Schedule of outstanding warrants

Type	Number	Exercise Price	Expiry Date
Pre-Funded Warrants	None	$0.001	Unlimited
Tradeable Warrants	963,693	$2.22*	February 2027
Investor Warrants	800,901	$2.22	March 2027
April Warrants	9,725,690	$3.76	April 2027
May Pre-Funded Warrants	2,346,000	$0.001	Unlimited
May Investor Warrants	11,904,762	$0.59	November 2028

*	On October 12, 2023, the Company held a special meeting of the holders of its outstanding Tradeable Warrants in which a majority of the holders approved an amendment to the Warrant Agent Agreement to reduce the exercise price of the Tradeable Warrants to $0.11 per warrant. The amendment was executed on October 18, 2023.